Segments (Details) - Schedule of total assets	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Segments (Details) - Schedule of total assets [Line Items]
Total Assets	¥ 563,498,513	$ 80,774,421	¥ 607,483,426
Advertising [Member]
Segments (Details) - Schedule of total assets [Line Items]
Total Assets	379,286,036	54,368,572	410,506,084
Entertainment [Member]
Segments (Details) - Schedule of total assets [Line Items]
Total Assets	¥ 184,212,477	$ 26,405,849	¥ 196,977,342